Earnings (Loss) Per Share ("EPS")	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Earnings (Loss) Per Share ("EPS")
4.	Earnings (Loss) Per Share (“EPS”)

The Company computes basic loss per share by dividing net loss attributable to the owners of the Parent by the weighted average number of common shares outstanding for the period. Diluted loss per share reflects the potential dilution of share options that could be exercised or converted into common shares, and is computed by dividing net loss attributable to the owner of the Parent by the weighted average number of common shares outstanding plus the potentially dilutive effect of share options.

Earnings per share data for both periods presented have been calculated giving effect to the stock split of 1.0 for 3.0 which occurred immediately prior to the completion of the Initial Public Offering on April 18, 2017 (see note 1.3).

The following table sets forth the computation of the Company’s basic and diluted loss per share attributable to the owners of the Parent for the years ended December 31, 2015, 2016 and 2017:

	Year ended December 31,
	2015		2016		2017		2017
	BRL		BRL		BRL		USD
Numerator
Net loss for the year attributable to the owners of the Parent	R$	(98,676)	R$	(151,074)	R$	(169,746)	US$	(51,314)

Denominator
Weighted average number of outstanding shares of common stock	21,185,316		21,435,576		28,510,918		28,510,918
Loss per share attributable to the owners of the Parent (1)
Basic and diluted	R$	(4.66)	R$	(7.05)	R$	(5.95)	US$	(1.80)

(1)	When the Company reports net loss attributable to the owners of the Parent, the diluted loss per common share is equal to the basic losses per common share due to the anti-dilutive effect of the outstanding share options and convertible notes.